Income Tax - Schedule of Deferred Tax Balances (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Deferred tax assets:
Net operating losses carried forward	$ 70,276,689	$ 9,031,949	$ 4,766,318
Valuation allowance	(70,276,689)	(9,031,949)	(4,766,318)
Deferred tax assets, net
Deferred tax liabilities:
Identifiable intangible assets			844,274
Deferred tax liabilities, net			$ 844,274
Successor [Member]
Deferred tax assets:
Net operating losses carried forward				$ 1,011,490
Valuation allowance				(1,011,490)
Deferred tax assets, net
Deferred tax liabilities:
Identifiable intangible assets				844,274
Deferred tax liabilities, net				$ 844,274
Predecessor [Member]
Deferred tax assets:
Net operating losses carried forward
Valuation allowance
Deferred tax assets, net
Deferred tax liabilities:
Identifiable intangible assets
Deferred tax liabilities, net